GOODWILL AND OTHER INTANGIBLE ASSETS (Annual Goodwill Impairment Test) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) ReportingUnits	Dec. 31, 2017 USD ($) ReportingUnits	Dec. 31, 2016 USD ($) ReportingUnits
Goodwill [Line Items]
Number of Reporting Units, Quantitative Testing | ReportingUnits		1	6	2
Goodwill	$ 9,833	$ 9,846	$ 9,833	$ 7,541
Coatings and Performance Monomers
Goodwill [Line Items]
Goodwill impairment			(1,491)
Goodwill	1,071		1,071
Performance Materials & Coatings [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	1,491	1,491	1,491
Goodwill impairment	(1,491)		(1,491)
Goodwill	3,689	3,650	3,689	4,938
Performance Materials & Coatings [Member] | Coatings and Performance Monomers
Goodwill [Line Items]
Goodwill impairment			(1,491)
Industrial Intermediates & Infrastructure [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	309	309	309
Goodwill impairment			0
Goodwill	$ 1,101	$ 1,095	$ 1,101	$ 1,085